Marketable Securities And Other Investments (Loss On Investments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Equity Securities
Schedule of Investments [Line Items]
Available-for-sale, Fair value, Less than 12 months	¥ 8,827	¥ 4,180
Available-for- sale, Gross unrealized holding losses, Less than 12 months	757	505
Available-for-sale, Fair value, 12 months or longer	81	623
Available-for- sale, Gross unrealized holding losses, 12 months or longer	23	162
Debt Securities
Schedule of Investments [Line Items]
Available-for-sale, Fair value, Less than 12 months	26,143	14,396
Available-for- sale, Gross unrealized holding losses, Less than 12 months	238	100
Available-for-sale, Fair value, 12 months or longer	13,835	6,122
Available-for- sale, Gross unrealized holding losses, 12 months or longer	130	79
Held-to-maturity, Fair value, Less than 12 months	201	305
Held-to-maturity, Gross unrealized holding losses, Less than 12 months	2	¥ 2
Held-to-maturity, Fair value, 12 months or longer	301
Held-to-maturity, Gross unrealized holding losses, 12 months or longer	¥ 5